Other liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other liabilities	Other liabilities:

	2021	2020
Asset retirement obligations(a)	$37.4	$42.3
Other	22.3	23.4
Other long-term liabilities	59.7	65.7
Current portion of other long-term liabilities	(42.0)	(24.8)
Other long-term liabilities	$17.7	$40.9
(a)Asset retirement obligations:
Asset retirement obligations were assumed as part of the APR Energy acquisition and consist of the contractual requirement to demobilize the Company’s mobile power generation sites when there is a legal obligation associated with the demobilization and the fair value of the liability can be reasonably estimated.

Asset retirement obligations, December 31, 2019	$—
Liabilities acquired	45.9
Liabilities incurred	5.3
Liabilities settled	(6.6)
Provision reassessment	(2.9)
Accretion expense	0.6
Asset retirement obligations, December 31, 2020	42.3
Liabilities acquired	7.8
Liabilities incurred	(5.0)
Provision reassessment	(7.9)
Accretion expense	0.2
Asset retirement obligations, December 31, 2021	$37.4